Stockholders' (Deficit) Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Series of Convertible Preferred Stock Outstanding

The Company has the following series of convertible preferred stock outstanding as of December 31, 2015 and 2014:

December 31, 2015	Shares Authorized	Shares Issued and Outstanding	Issuance Price and Conversion Price (Per Share)	Net Carrying Value	Liquidation Preference
Series A	454,020	426,680	$18.28	$7,668,451	$7,799,710
Series A-1	2,240,559	2,182,422	$6.63	14,898,489	14,469,458

	2,694,579	2,609,102		$22,566,940	$22,269,168

December 31, 2014	Shares Authorized	Shares Issued and Outstanding	Issuance Price and Conversion Price (Per Share)	Net Carrying Value	Liquidation Preference
Series A	454,020	426,680	$18.28	$7,668,451	$7,799,710
Series A-1	1,102,775	1,092,594	$6.63	7,697,835	7,243,898

	1,556,795	1,519,274		$15,366,286	$15,043,608

Summary of Common Stock Reserved for Issuance

The Company had reserved shares of common stock for issuance as follows:

	December 31,
	2015	2014
Convertible preferred stock, on as-converted basis	2,609,102	1,519,274
Options issued and outstanding	254,058	105,898
Options available for future grants	19,689	29,564

Total	2,882,849	1,654,736